Financial instruments - risk management (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 85
Equity settled derivative financial liability	85	£ 553	£ 1,559	£ 664
Level 3 of fair value hierarchy [member] | Monte Carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 48	£ 467
Valuation technique (s) and key input(s)	Monte Carlo simulation model	Monte Carlo simulation model	Monte Carlo simulation model
Significant unobservable input(s)	Volatility rate of 70.0% determined using historical volatility of comparable companies.	Volatility rate of 95.0% determined using historical volatility of comparable companies.	Volatility rate of 105.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 2.88 years determined using the remaining life of the share options.	Expected life between a range of 0.1 and 3.88 years determined using the remaining life of the share options.	Expected life between a range of 0.1 and 4.49 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.22% determined using the expected life assumptions.	Risk-free rate of 0.31% determined using the expected life assumptions.	Risk-free rate of 0.07% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.
Equity settled derivative financial liability			£ 1,187
Level 3 of fair value hierarchy [member] | Number of shares lapsed [Default Label]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 37	£ 86	£ 372
Valuation technique (s) and key input(s)	Monte Carlo simulation model	Monte Carlo simulation model	Monte Carlo simulation model
Significant unobservable input(s)	Volatility rate of 70.0% determined using historical volatility of comparable companies.	Volatility rate of 85.0% determined using historical volatility of comparable companies	Volatility rate of 105.0% determined using historical volatility of comparable companies
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 2.5 years determined using the remaining life of the share options.	Expected life between a range of 0.1 and 3.5 years determined using the remaining life of the share options.	Expected life between a range of 0.1 and 4.888 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.32% determined using the expected life assumptions.	Risk-free rate of 0.71% determined using the expected life assumptions.	Risk-free rate of 0.08% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Black-Scholes option pricing model [member]
IfrsStatementLineItems [Line Items]
Valuation technique (s) and key input(s)		Black-Scholes option pricing model	Black-Scholes option pricing model
Significant unobservable input(s)		Volatility rate of 85.0% determined using historical volatility of comparable companies.	Volatility rate of 105.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value		The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Significant unobservable input(s)		Expected life between a range of 0.10 and 0.9 years determined using the remaining life of the share options.	Expected life between a range of 1.0 and 1.9 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value		The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Significant unobservable input(s)		Risk-free rate of 0.71% determined using the expected life assumptions.	Risk-free rate of 0.8% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value		The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.